Significant Accounting Policies-Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2025
Redeemable [Member]
Numerator:
Basic allocation of net income (loss)	$ 1,471,599		$ 3,516,067
Diluted allocation of net income (loss)	$ 1,471,599		$ 3,509,829
Denominator:
Basic weighted-average shares outstanding	23,000,000		21,489,051
Basic net income (loss) per ordinary share	$ 0.06		$ 0.16
Diluted weighted-average shares outstanding	23,000,000		21,489,051
Diluted net income (loss) per ordinary share	$ 0.06		$ 0.16
Non-redeemable [Member]
Numerator:
Basic allocation of net income (loss)	$ 404,370	$ (71,471)	$ 1,019,898	$ (167,328)
Diluted allocation of net income (loss)	$ 404,370	$ (71,471)	$ 1,026,136	$ (167,328)
Denominator:
Basic weighted-average shares outstanding	6,320,000	5,000,000	6,233,285	5,000,000
Basic net income (loss) per ordinary share	$ 0.06	$ (0.01)	$ 0.16	$ (0.03)
Diluted weighted-average shares outstanding	6,320,000	5,000,000	6,282,555	5,000,000
Diluted net income (loss) per ordinary share	$ 0.06	$ (0.01)	$ 0.16	$ (0.03)